Retirement Employee Benefits - Schedule of Main Actuarial Assumptions at Reporting Date (Detail)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [abstract]
Discount of the projected benefit obligation at present value	9.70%	10.20%	8.00%
Salary increase	5.30%	6.00%	6.00%
Remaining labor life	15 years 10 months 24 days	15 years 8 months 12 days	16 years 1 month 6 days
Inflation	3.80%	5.80%	7.10%